Share Capital (Details Textual) £ / shares in Units, $ / shares in Units, £ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2019 GBP (£) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 £ / shares	Dec. 31, 2014 $ / shares
Share Capital (Textual)
Ordinary shares par value | $ / shares					$ 1
Ordinary shares issued | shares	190,968
Issued in lieu of a consultancy fee | $		$ 7
GBP [Member]
Share Capital (Textual)
Ordinary shares par value | £ / shares				£ 0.03
Issued in lieu of a consultancy fee | £	£ 82,000